CONSULTING GROUP CAPITAL MARKETS FUNDS (“TRUST”)

LARGE CAPITALIZATION GROWTH INVESTMENTS
LARGE CAPITALIZATION VALUE EQUITY INVESTMENTS
SMALL CAPITALIZATION GROWTH INVESTMENTS
SMALL CAPITALIZATION VALUE EQUITY INVESTMENTS
INTERNATIONAL EQUITY INVESTMENTS
EMERGING MARKETS EQUITY INVESTMENTS
CORE FIXED INCOME INVESTMENTS
HIGH YIELD INVESTMENTS
INTERNATIONAL FIXED INCOME INVESTMENTS
MUNICIPAL BOND INVESTMENTS
MONEY MARKET INVESTMENTS
(collectively, the “Funds”)

SUPPLEMENT DATED MAY 5, 2009
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED JANUARY 2, 2009

The following information supplements, and to the extent inconsistent therewith, supersedes, certain information in the Statement of Additional Information (“SAI”). Defined terms not otherwise defined in this supplement have the same meaning as set forth in the SAI.

ALL FUNDS

Effective immediately, for the purposes of revising information about existing trustees of the Trust, the following replaces the “Non-Interested Trustees” segment of the “Trustees and Officers of the Trust” section beginning on page 2 of the SAI.

Name (Age) and Address	Position(s) Held with the Trust	Term of Office and Length of Time Served	Principal Occupation(s) During the Past Five Years	Number of Funds in Fund Complex Overseen by Trustee	Other Business Experience, Other Positions with Affiliated Persons of the Trust and Other Directorships Held by Nominee
Non-Interested Trustees
Armon E. Kamesar 7328 Country Club Drive La Jolla, CA 92037 Birth Year: 1927	Chairman and Trustee	Since 1994	Group Chairman, Vistage International (organization of chief executives)	11	None
Walter E. Auch 6001 N. 62nd Place Paradise Valley, AZ 85253 Birth Year: 1921	Trustee	Since 2006; Mr. Auch previously served as a Trustee of the Trust from 1991 to December 2001.	Retired	11	Trustee Emeritus, Nicholas Applegate Funds; Trustee, UBS Funds; Director, US Bancorp Advisory Group; Director, Sound Surgical Technologies LLC
Adela Cepeda c/o The Consulting Group 222 Delaware Avenue Wilmington, DE 19801 Birth Year: 1958	Trustee	Since 2008	President, A.C. Advisory, Inc. (1995 - present)	11	Director, Amalgamated Bank of Chicago; Trustee, MGI Funds (Mercer); Trustee, UBS Funds; Director, Ft. Dearborn Income Securities
H. John Ellis 858 E. Crystal Downs Drive Frankfort, MI 49635 Birth Year: 1927	Trustee	Since 1999	Retired	11	None
Stephen E. Kaufman Stephen E. Kaufman, P.C. 277 Park Avenue, 47th Fl. New York, NY 10172 Birth Year: 1932	Trustee	Since 1991	Attorney, Stephen E. Kaufman, P.C. (1957-present)	11	None
John J. Murphy 268 Main Street Gladstone, NJ 07934 Birth Year: 1944	Trustee	Since 2006	Founder and Senior Principal, Murphy Capital Management (investment management)	11	Trustee, Nicholas Applegate Institutional Funds; Trustee, Legg Mason Partners Equity Trust; Trustee Legg Mason Partners Variable Equity Trust; Trustee, UBS Funds
Mark J. Reed 101 S. Hanley Rd Suite 1260 St. Louis, MO 63105 Birth Year: 1964	Trustee	Since 2007	Managing Director and Chief Compliance Officer, Bush O’Donnell Investment Advisors, Inc. (1988-present)	11	None

EMERGING MARKETS EQUITY INVESTMENTS

Effective February 10, 2009, references pertaining to Lada Emelianova of Newgate Capital Management LLC, sub-adviser to Emerging Markets Equity Investments, is deleted from the SAI.

INTERNATIONAL FIXED INCOME INVESTMENTS

Effective May 1, 2009, the following replaces the disclosure for International Fixed Income Investments contained in the section entitled, “Fund Manager Disclosure” on page 60 of the SAI:

International Fixed Income Investments
Pacific Investment Management Company LLC
Portfolio Manager(s)	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets

Mohamed El-Erian	2	$154 million	5	$651 million	134	$24.4 billion

__________
*	Number of accounts and assets for which advisory fee is totally or partially based on performance as of August 31, 2008:

	Registered Investment Company		Other Pooled Investment Vehicles		Other Accounts
	Accounts	Assets	Accounts	Assets	Accounts	Assets

Mohamed El-Erian	None	$0	None	$0	4	$1.414 billion

SAI_January 2, 2009_Supp_050509